UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

Munder Healthcare Fund (a)

Portfolio of Investments, September 30, 2010 (Unaudited) (b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 99.4%
Health Care — 99.4%
Biotechnology — 16.7%
7,410	Alexion Pharmaceuticals Inc †	$476,907
41,775	Amgen Inc †	2,302,220
12,085	Biogen Idec Inc †	678,210
23,090	Celgene Corp †	1,330,215
6,805	Cephalon Inc †	424,904
5,670	Dendreon Corp †	233,491
7,925	Genzyme Corp †	561,011
39,380	Gilead Sciences Inc †	1,402,322
3,810	Human Genome Sciences Inc †	113,500
8,505	Vertex Pharmaceuticals Inc †	294,018

		7,816,798

Health Care Distributors — 3.7%
16,245	AmerisourceBergen Corp	498,072
6,105	Cardinal Health Inc	201,709
14,620	McKesson Corp	903,224
5,245	Patterson Cos Inc	150,269

		1,753,274

Health Care Equipment — 17.5%
25,495	Baxter International Inc	1,216,366
5,315	Becton Dickinson and Co	393,842
32,650	Boston Scientific Corp †	200,145
4,360	CR Bard Inc	355,035
4,790	Edwards Lifesciences Corp †	321,170
9,705	Hill-Rom Holdings Inc	348,312
8,885	Hospira Inc †	506,534
2,485	IDEXX Laboratories Inc †	153,374
1,005	Intuitive Surgical Inc †	285,159
6,670	Kinetic Concepts Inc †	243,989
41,125	Medtronic Inc	1,380,977
10,540	ResMed Inc †	345,817
6,755	Sirona Dental Systems Inc †	243,450
17,530	St Jude Medical Inc †	689,630
16,265	Stryker Corp	814,063
8,845	Varian Medical Systems Inc †	535,122
3,700	Zimmer Holdings Inc †	193,621

		8,226,606

Health Care Facilities — 2.0%
11,660	Community Health Systems Inc †	361,110
34,995	Health Management Associates Inc, Class A †	268,062

5,405	Healthsouth Corp †	103,776
4,865	Universal Health Services Inc, Class B	189,054

		922,002

Health Care Services — 9.1%
11,995	Catalyst Health Solutions Inc †	422,344
7,155	Emergency Medical Services Corp, Class A †	381,004
27,990	Express Scripts Inc †	1,363,113
1,250	HMS Holdings Corp †	73,675
6,215	Laboratory Corp of America Holdings †	487,442
4,972	Lincare Holdings Inc	124,747
24,910	Medco Health Solutions Inc †	1,296,815
2,810	Quest Diagnostics Inc/DE	141,821

		4,290,961

Health Care Supplies — 0.5%
5,355	Cooper Cos Inc/The	247,508

Health Care Technology — 0.7%
3,135	Cerner Corp †	263,309
2,180	MedAssets Inc †	45,867

		309,176

Life Sciences Tools & Services — 6.3%
34,035	Bruker Corp †	477,511
5,095	Illumina Inc †	250,674
5,105	Life Technologies Corp †	238,353
3,710	Mettler-Toledo International Inc †	461,672
23,305	Thermo Fisher Scientific Inc †	1,115,844
5,980	Waters Corp †	423,264

		2,967,318

Managed Health Care — 8.9%
11,915	Aetna Inc	376,633
18,155	CIGNA Corp	649,586
11,815	Humana Inc †	593,586
48,757	UnitedHealth Group Inc	1,711,858
15,070	WellPoint Inc †	853,565

		4,185,228

Pharmaceuticals — 34.0%
47,885	Abbott Laboratories	2,501,512
12,815	Allergan Inc/United States	852,582
64,570	Bristol-Myers Squibb Co	1,750,493
42,535	Eli Lilly & Co	1,553,803
14,100	Endo Pharmaceuticals Holdings Inc †	468,684
42,810	Johnson & Johnson	2,652,508
66,716	Merck & Co Inc	2,455,816
5,930	Perrigo Co	380,825
129,452	Pfizer Inc	2,222,691
4,670	Teva Pharmaceutical Industries Ltd, ADR	246,342
5,547	Valeant Pharmaceuticals International Inc	138,952

16,290	Vivus Inc †	108,980
7,490	Warner Chilcott PLC, Class A	168,076
10,540	Watson Pharmaceuticals Inc †	445,947

		15,947,211

TOTAL COMMON STOCKS
(Cost $42,408,843)		46,666,082

INVESTMENT COMPANY — 1.1%
(Cost $521,041)
521,041	State Street Institutional Liquid Reserves Fund	521,041

TOTAL INVESTMENTS
(Cost $42,929,884)(g)	100.5%	47,187,123
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(215,392)

NET ASSETS	100.0%	$46,971,731

†	Non-income producing security.

(a)	At a meeting held on August 17, 2010, the Board of Trustees of Munder Series Trust II approved the reorganization of the Fund with and into the Munder Growth Opportunities Fund, a series of Munder Series Trust, subject to approval by shareholders.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign health care-related companies. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, the Fund is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting the health care sector. As of September 30, 2010, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$47,187,123
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$47,187,123

(e)	As of September 30, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,472,311, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,215,072 and net appreciation for financial reporting purposes was $4,257,239. At September 30, 2010, aggregate cost for financial reporting purposes was $42,929,884.

ABBREVIATION:
ADR — American Depositary Receipt

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ James V. FitzGerald James V. FitzGerald
President and Principal Executive Officer
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald James V. FitzGerald
President and Principal Executive Officer
Date: November 24, 2010

By:	/s/ Peter K. Hoglund Peter K. Hoglund
Vice President and Principal Financial Officer
Date: November 24, 2010